Fair Value Measurements (Details) - Schedule of Assets and Liabilities that are Measured at Fair value on a Recurring Basis - USD ($)	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Quoted Prices in Active Markets (Level 1) [Member]
Liabilities:
Derivative warrant liabilities
Assets:
Investments held in Trust Account – Money market fund		328,226,432
Quoted Prices in Active Markets (Level 1) [Member] | Public Warrants [Member]
Liabilities:
Derivative warrant liabilities	$ 3,722,464	1,294,770
Quoted Prices in Active Markets (Level 1) [Member] | Private Placement Warrants [Member]
Liabilities:
Derivative warrant liabilities
Significant Other Observable Inputs (Level 2) [Member]
Liabilities:
Derivative warrant liabilities		41,280	271,760
Assets:
Investments held in Trust Account – Money market fund
Significant Other Observable Inputs (Level 2) [Member] | Public Warrants [Member]
Liabilities:
Derivative warrant liabilities
Significant Other Observable Inputs (Level 2) [Member] | Private Placement Warrants [Member]
Liabilities:
Derivative warrant liabilities	118,450	41,280
Significant Other Unobservable Inputs (Level 3) [Member]
Liabilities:
Derivative warrant liabilities
Assets:
Investments held in Trust Account – Money market fund
Significant Other Unobservable Inputs (Level 3) [Member] | Public Warrants [Member]
Liabilities:
Derivative warrant liabilities
Significant Other Unobservable Inputs (Level 3) [Member] | Private Placement Warrants [Member]
Liabilities:
Derivative warrant liabilities